SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Summary of adjusted EBITDA and funds from operations
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2025:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests and other	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$363	$40	$62	$29	$—	$494	$(80)	$538	$952
Other income	3	8	—	1	—	12	(2)	29	39
Direct operating costs	(140)	(16)	(14)	(12)	(1)	(183)	33	(203)	(353)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	49	—	49
	226	32	48	18	(1)	323	—	364
Management service costs	—	—	—	—	(26)	(26)	—	—	(26)
Interest expense(1)	(61)	(9)	(17)	(6)	—	(93)	17	(216)	(292)
Current income tax (recovery) expense	(3)	(1)	(2)	—	—	(6)	1	(7)	(12)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(18)	—	(18)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(141)	(141)
Funds From Operations	162	22	29	12	(27)	198	—	—
Depreciation									(319)
Foreign exchange and financial instrument loss									(26)
Deferred income tax expense									13
Other									(15)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)									(133)
Remeasurement of interests held in BRHC by the partnership									(652)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares									(624)
Share of loss from equity-accounted investments									(30)
Net income attributable to non-controlling interests									178
Net loss attributable to the partnership									$(1,410)
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $37 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $425 million is comprised of Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$298	$46	$64	$32	$—	$440	$(15)	$564	$989
Other income	7	10	9	5	43	74	—	(31)	43
Direct operating costs	(130)	(18)	(15)	(13)	(2)	(178)	5	(246)	(419)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	10	—	10
	175	38	58	24	41	336	—	287
Management service costs	—	—	—	—	(22)	(22)	—	—	(22)
Interest expense(1)	(50)	(11)	(16)	(9)	(5)	(91)	5	(191)	(277)
Current income tax expense	(2)	(2)	—	—	—	(4)	—	(5)	(9)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(5)	—	(5)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(91)	(91)
Funds From Operations	123	25	42	15	14	219	—	—
Depreciation									(312)
Foreign exchange and financial instrument gain									37
Deferred income tax recovery									3
Other									(24)
Dividends on BEPC exchangeable shares(1)									(64)
Remeasurement of exchangeable and class B shares of BRHC									(277)
Share of loss from equity-accounted investments									(12)
Net income attributable to non-controlling interests									88
Net loss attributable to the partnership									$(342)
(1)Share of loss from equity-accounted investments of $7 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $3 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $341 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2025:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$692	$82	$106	$54	$—	$934	$(161)	$1,086	$1,859
Other income (loss)	7	21	6	2	—	36	(5)	31	62
Direct operating costs	(292)	(38)	(27)	(29)	(3)	(389)	66	(398)	(721)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	100	—	100
	407	65	85	27	(3)	581	—	719
Management service costs	—	—	—	—	(49)	(49)	—	—	(49)
Interest expense(1)	(119)	(19)	(32)	(10)	—	(180)	24	(386)	(542)
Current income tax expense	(12)	(1)	(2)	—	—	(15)	3	(36)	(48)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(27)	—	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(297)	(297)
Funds From Operations	276	45	51	17	(52)	337	—	—
Depreciation									(626)
Foreign exchange and financial instrument loss									(47)
Deferred income tax expense									42
Other									(32)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)									(296)
Remeasurement of interests held in BRHC by the partnership									(529)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares									(524)
Share of loss from equity-accounted investments									(74)
Net income attributable to non-controlling interests									344
Net loss attributable to the partnership									$(1,405)
(1)Share of loss from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $47 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $838 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$641	$116	$127	$66	$—	$950	$(37)	$1,201	$2,114
Other income	11	14	20	6	43	94	—	(27)	67
Direct operating costs	(254)	(45)	(36)	(27)	(4)	(366)	14	(551)	(903)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	23	—	23
	398	85	111	45	39	678	—	623
Management service costs	—	—	—	—	(43)	(43)	—	—	(43)
Interest expense(1)	(115)	(24)	(34)	(14)	—	(187)	6	(394)	(575)
Current income tax expense	(8)	(2)	—	—	—	(10)	—	(19)	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(6)	—	(6)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(210)	(210)
Funds From Operations	275	59	77	31	(4)	438	—	—
Depreciation									(657)
Foreign exchange and financial instrument gain									66
Deferred income tax expense									(10)
Other									2
Dividends on BEPC exchangeable shares(1)									(129)
Remeasurement of exchangeable and class B shares of BRHC									271
Share of loss from equity-accounted investments									(39)
Net income attributable to non-controlling interests									207
Net income attributable to the partnership									$149
(1)Share of loss from equity-accounted investments of $22 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $3 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $704 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares
Summary of segmented basis about certain items in statement of financial position
The following table presents information on a segmented basis about certain items in our company's statements of financial position and reconciles the company's proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity- accounted investments	Attributable to non- controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
As at June 30, 2025
Cash and cash equivalents	$152	$42	$66	$28	$1	$289	$(28)	$295	$556
Property, plant and equipment	13,962	1,952	1,704	1,353	—	18,971	(880)	22,003	40,094
Total assets	16,646	2,080	1,941	1,436	213	22,316	(275)	23,993	46,034
Total liabilities	8,878	1,237	1,681	677	9,721	22,194	(275)	13,361	35,280

As at December 31, 2024
Cash and cash equivalents	$110	$42	$77	$24	$2	$255	$(19)	$388	$624
Property, plant and equipment	13,678	1,724	1,516	1,374	—	18,292	(857)	21,261	38,696
Total assets	15,592	1,873	1,766	1,468	213	20,912	(277)	23,494	44,129
Total liabilities	7,698	1,140	1,520	575	8,636	19,569	(277)	12,729	32,021

Summary of Consolidated Revenue Split by Geographical Region
The following table presents consolidated revenue split by technology for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Hydroelectric	$637	$631	$1,269	$1,302
Wind	111	147	234	366
Utility-scale solar	158	162	278	345
Distributed energy & sustainable solutions	46	49	78	101
Total	$952	$989	$1,859	$2,114

Summary of Consolidated Property, Plant and Equipment and Equity-Accounted Investments Split by Geographical Region
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2025	December 31, 2024
North America	$21,591	$21,630
Colombia	13,381	12,431
Brazil	4,115	3,674
Europe	1,823	1,714
	$40,910	$39,449